UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2011        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Managers Special Equity Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 96.2%
Consumer Discretionary - 18.3%
America’s Car-Mart, Inc.*	64,750		$1,669,255
AnnTaylor Stores Corp.*	42,762	[2]	1,244,802
Biglari Holdings, Inc.*	1,117		473,105
BJ’s Restaurants, Inc.*	56,077		2,205,508
Bravo Brio Restaurant Group, Inc.*	56,648		1,002,103
Bridgepoint Education, Inc.*	7,620	[2]	130,302
Brunswick Corp.	10,169		258,598
Buckle, Inc., The	16,130	[2]	651,652
Carter’s, Inc.*	1,698		48,614
Cato Corporation, The, Class A	21,330		522,585
Cheesecake Factory, Inc., The*	16,290		490,166
Children’s Place Retail Stores, Inc., The*	6,926		345,123
Chipotle Mexican Grill, Inc.*	3,071		836,448
Coinstar, Inc.*	34,099	[2]	1,565,826
Collective Brands, Inc.*	28,085		606,074
Crocs, Inc.*	51,245		914,211
Dana Holding Corp.*	31,920		555,089
Deckers Outdoor Corp.*	25,502		2,196,997
Dick’s Sporting Goods, Inc.*	32,701		1,307,386
DSW, Inc.*	13,307	[2]	531,748
Eastman Kodak Co.*	61,012	[2]	197,069
E-Commerce China Dangdang, Inc., Sponsored ADR*	14,336	[2]	295,752
Express, Inc.*	13,521		264,200
Fossil, Inc.*	27,404		2,566,385
G-III Apparel Group, Ltd.*	61,064		2,294,785
Global Sources, Ltd.*	32,770		381,115
Group 1 Automotive, Inc.*	30,860		1,320,808
Hibbett Sports, Inc.*	15,979		572,208
HSN, Inc.*	13,141		420,906
IMAX Corp.*	37,448		1,197,587
iRobot Corp.*	29,683		976,274
Jos. A. Bank Clothiers, Inc.*	22,180		1,128,518
K12, Inc.*	23,194		781,638
Lululemon Athletica, Inc.*	14,427	[2]	1,284,724
Lumber Liquidators Holdings, Inc.*	7,322		182,977
Maidenform Brands, Inc.*	5,970		170,563
Oxford Industries, Inc.	73,150	[2]	2,500,998
P.F. Chang’s China Bistro, Inc.	31,000		1,431,890
Panera Bread Co., Class A*	16,410		2,084,070
Penske Automotive Group, Inc.*	27,851		557,577

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Consumer Discretionary - 18.3% (continued)
Pier 1 Imports, Inc.*	33,450		$339,518
Polaris Industries, Inc.	18,578		1,616,658
Sally Beauty Holdings, Inc.*	52,449		734,810
Select Comfort Corp.*	66,570		802,834
Shutterfly, Inc.*	9,975		522,291
Sotheby’s	29,825		1,568,795
Steven Madden, Ltd.*	85,987		4,035,370
Tempur-Pedic International, Inc.*	48,753		2,469,827
Tenneco Automotive, Inc.*	26,061		1,106,289
Texas Roadhouse, Inc., Class A*	136,900		2,325,931
Timberland Co.*	48,183		1,989,476
Tractor Supply Co.	21,118		1,264,123
Tupperware Brands Corp.	16,830		1,004,919
Ulta Salon, Cosmetics & Fragrance, Inc.*	30,013		1,444,526
Under Armour, Inc., Class A*	12,806		871,448
Warnaco Group, Inc., The*	10,420		595,920
Wolverine World Wide, Inc.	52,920		1,972,858
Zumiez, Inc.*	27,027		714,324
Total Consumer Discretionary			63,545,553
Consumer Staples - 2.1%
B&G Foods, Inc.	31,776		596,436
Boston Beer Co., Inc.*	9,513		881,094
Casey’s General Stores, Inc.	13,342		520,338
Nu Skin Enterprises, Inc., Class A	38,887		1,118,001
Revlon, Inc., Class A*	45,100		715,737
TreeHouse Foods, Inc.*	59,300		3,372,391
Total Consumer Staples			7,203,997
Energy - 5.7%
Approach Resources, Inc.*	98,219		3,300,158
Brigham Exploration Co.*	30,557		1,136,109
CARBO Ceramics, Inc.	11,632		1,641,508
Clayton Williams Energy, Inc.*	8,684		917,899
ION Geophysical Corp.*	101,314		1,285,675
Kodiak Oil & Gas Corp.*	85,397		572,160
Oasis Petroleum, Inc.*	27,286		862,783
OYO Geospace Corp.*	7,960		784,697
Rosetta Resources, Inc.*	88,591		4,211,616
RPC, Inc.	70,123	[2]	1,775,514
Superior Energy Services, Inc.*	56,140		2,301,740
W&T Offshore, Inc.	35,250	[2]	803,348
Total Energy			19,593,207

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Financials - 8.8%
Altisource Portfolio Solutions S.A.*	19,987		$613,201
Calamos Asset Management, Inc., Class A	63,848		1,059,238
Cohen & Steers, Inc.	18,766	[2]	556,975
Credit Acceptance Corp.*	4,913		348,626
Dollar Financial Corp.*	2,591		53,763
eSpeed, Inc., Class A	12,630		117,333
Financial Engines, Inc.*	70,443		1,941,409
GAMCO Investors, Inc., Class A	6,299	[2]	292,022
Green Dot Corp., Class A*	9,067	[2]	389,065
Home Bancshares, Inc.	80,620		1,834,105
Horace Mann Educators Corp.	17,590		295,512
MarketAxess Holdings, Inc.	91,180		2,206,556
Noah Holdings, Ltd., Sponsored ADR*	16,065	[2]	235,031
Portfolio Recovery Associates, Inc.*	13,019		1,108,307
PrivateBancorp, Inc.	151,220		2,312,154
Prosperity Bancshares, Inc.	95,410		4,080,686
Pzena Investment Management, Inc., Class A	14,860		104,912
Signature Bank*	88,645		4,999,578
Stifel Financial Corp.*	14,033		1,007,429
SVB Financial Group*	39,389		2,242,416
Texas Capital Bancshares, Inc.*	50,030		1,300,280
Washington Banking Co.	86,940	[2]	1,225,854
Western Alliance Bancorp*	86,765		713,208
World Acceptance Corp.*	23,264		1,516,813
Total Financials			30,554,473
Health Care - 15.5%
Acorda Therapeutics, Inc.*	10,666		247,451
Air Methods Corp.*	8,495		571,289
Align Technology, Inc.*	49,609		1,015,992
Amarin Corp. PLC, Sponsored ADR*	65,420		477,566
Amedisys, Inc.*	9,159		320,565
AMERIGROUP Corp.*	33,410		2,146,592
Analogic Corp.	4,180		236,379
Ariad Pharmaceuticals, Inc.*	36,014		270,825
Arqule, Inc.*	47,540		340,386
Array BioPharma, Inc.*	52,580		160,895
athenahealth, Inc.*	23,370		1,054,688
Auxilium Pharmaceuticals, Inc.*	14,458	[2]	310,413
BioMarin Pharmaceutical, Inc.*	8,627		216,797
Cantel Medical Corp.	16,130		415,348
Catalyst Health Solutions, Inc.*	70,201		3,926,342
Celera*	26,110		211,752

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 15.5% (continued)
Centene Corp.*	40,880		$1,348,222
Cepheid*	59,699		1,672,766
Chemed Corp.	10,854		722,985
Computer Programs & Systems, Inc.	24,708		1,588,230
CorVel Corp.*	45,590		2,424,476
DexCom, Inc.*	57,352		890,103
Endologix, Inc.*	163,158		1,106,211
ePocrates, Inc.*	27,586		546,203
Geron Corp.*	41,310	[2]	208,616
HeartWare International, Inc.*	4,964	[2]	424,571
HMS Holdings Corp.*	31,760		2,599,556
Human Genome Sciences, Inc.*	23,428	[2]	643,099
ICU Medical, Inc.*	15,800		691,724
Idenix Pharmaceuticals, Inc.*	51,810		172,009
Impax Laboratories, Inc.*	82,095		2,089,318
Incyte Genomics, Inc.*	31,735	[2]	503,000
Inovio Pharmaceuticals, Inc.*	99,000	[2]	108,900
Insulet Corp.*	43,254		891,897
Integra LifeSciences Holdings Corp.*	10,382		492,314
InterMune, Inc.*	24,025		1,133,740
Invacare Corp.	2,034		63,298
IPC The Hospitalist Co., Inc.*	62,800		2,851,748
Ironwood Pharmaceuticals, Inc.*	16,130		225,820
Jazz Pharmaceuticals, Inc.*	12,701		404,527
Kensey Nash Corp.*	15,680		390,589
Lexicon Genetics, Inc.*	111,000		186,480
Masimo Corp.	30,779		1,018,785
Medicis Pharmaceutical Corp., Class A	46,635		1,494,185
Micromet, Inc.*	25,520		143,167
Nabi Biopharmaceuticals*	34,640		201,258
National Research	5,710		193,797
Neurocrine Biosciences, Inc.*	29,100		220,869
NxStage Medical, Inc.*	23,755		522,135
Onyx Pharmaceuticals, Inc.*	16,753		589,371
Pacific Biosciences of California, Inc.*	19,932	[2]	280,045
Palomar Medical Technologies, Inc.*	4,827		71,681
Providence Service Corp.*	21,160		316,977
Quality Systems, Inc.	24,340	[2]	2,028,496
Sirona Dental Systems, Inc.*	23,107		1,159,047
SXC Health Solutions Corp.*	118,693		6,504,376
Targacept, Inc.*	4,300		114,337
U.S. Physical Therapy, Inc.*	13,650	[2]	304,941

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 15.5% (continued)
Vanda Pharmaceuticals, Inc.*	19,210		$140,041
Volcano Corp.*	8,151		208,666
Zalicus, Inc.*	72,700	[2]	175,934
Zoll Medical Corp.*	39,600		1,774,476
Total Health Care			53,766,266
Industrials - 14.5%
Acacia Research Corp.*	92,990		3,182,118
Actuant Corp., Class A	46,228		1,340,612
American Science & Engineering, Inc.	5,010		462,724
Applied Industrial Technologies, Inc.	25,476		847,332
BE Aerospace, Inc.*	81,310	[2]	2,888,944
Belden CDT, Inc.	10,689		401,372
Brink’s Co., The	3,700		122,507
Chart Industries, Inc.*	61,945		3,409,453
Clean Harbors, Inc.*	12,068		1,190,629
Consolidated Graphics, Inc.*	2,100		114,723
Corporate Executive Board Co.	606		24,464
Cubic Corp.	27,156		1,561,470
Deluxe Corp.	38,069		1,010,351
EMCOR Group, Inc.*	8,780		271,917
EnerSys*	101,530		4,035,818
Forward Air Corp.	7,497		229,633
Genesee & Wyoming, Inc., Class A*	19,387		1,128,323
Graham Corp.	19,120		457,733
Great Lakes Dredge & Dock Corp.	67,590		515,712
HEICO Corp.	14,262	[2]	891,660
Herman Miller, Inc.	15,539		427,167
Hexcel Corp.*	35,429		697,597
Higher One Holdings, Inc.*	29,715		429,382
HNI Corp.	10,263		323,900
Hub Group, Inc.*	49,690		1,798,281
Interface, Inc., Class A	25,241		466,706
Kaydon Corp.	15,960		625,472
Kforce, Inc.*	34,220		626,226
Knoll, Inc.	26,997		565,857
Lindsay Corp.	11,897		940,101
Middleby Corp., The*	12,454		1,160,962
NACCO Industries, Inc., Class A	5,871		649,744
Nordson Corp.	19,518		2,245,741
Old Dominion Freight Line, Inc.*	11,902		417,641
Park-Ohio Holdings Corp.*	17,660		364,856
Polypore International, Inc.*	55,035		3,168,915

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Industrials - 14.5% (continued)
Quanex Building Products Corp.	7,955		$156,157
RBC Bearings, Inc.*	18,226		696,780
Robbins & Myers, Inc.	14,889		684,745
Sauer-Danfoss, Inc.*	2,965		151,007
Team, Inc.*	14,580		382,871
Textainer Group Holdings, Ltd.	21,996		817,371
Triumph Group, Inc.	38,260		3,384,097
Twin Disc, Inc.	19,720		635,378
United Rentals, Inc.*	4,556		151,624
UTI Worldwide, Inc.	64,010		1,295,562
Wabtec Corp.	35,430		2,403,217
Westport Innovations, Inc.*	26,632		585,371
Total Industrials			50,340,223
Information Technology - 26.1%
ACI Worldwide, Inc.*	9,700		318,160
Acme Packet, Inc.*	27,826		1,974,533
ADTRAN, Inc.	26,663		1,132,111
Allot Communications, Ltd.*	159,783		2,502,202
Amkor Technology, Inc.*	21,442		144,519
Ancestry.com, Inc.*	29,104		1,031,737
Anixter International, Inc.	19,803		1,384,032
Applied Micro Circuits Corp.*	10,005		103,852
Ariba, Inc.*	89,167		3,044,161
Aruba Networks, Inc.*	106,944		3,618,985
Axcelis Technologies, Inc.*	214,730		569,034
CACI International, Inc., Class A*	18,234		1,118,109
Cavium Networks, Inc.*	37,862		1,701,140
Ceva, Inc.*	27,280		729,194
ChinaCache International Holdings, Ltd., Sponsored ADR*	11,203	[2]	204,231
Ciena Corp.*	17,464	[2]	453,365
Cognex Corp.	39,407		1,113,248
Coherent, Inc.*	17,446		1,013,787
Concur Technologies, Inc.*	12,234		678,375
Constant Contact, Inc.*	33,550		1,170,895
Cornerstone OnDemand, Inc.*	4,632		84,441
CSG Systems International, Inc.*	24,490		488,331
Diodes, Inc.*	26,935		917,406
FARO Technologies, Inc.*	28,324		1,132,960
Fortinet, Inc.*	58,396		2,569,424
GT Solar International, Inc.*	51,018	[2]	543,852
hiSoft Technology International, Sponsored ADR*	17,779		333,001
Hollysys Automation Technologies, Ltd.*	13,907		184,963

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 26.1% (continued)
Informatica Corp.*	26,090		$1,362,681
Inphi Corp.*	28,543		599,688
InterDigital, Inc.	38,650	[2]	1,843,992
IntraLinks Holdings, Inc.*	37,711		1,008,392
IPG Photonics Corp.*	61,719		3,559,951
Ixia*	85,460		1,357,105
J2 Global Communications, Inc.*	7,585		223,833
Jack Henry & Associates, Inc.	17,720		600,531
Lattice Semiconductor Corp.*	126,400		745,760
Littelfuse, Inc.	8,099		462,453
Manhattan Associates, Inc.*	31,603		1,034,050
Mattson Technology, Inc.*	107,620	[2]	262,593
MAXIMUS, Inc.	40,120		3,256,540
Maxwell Technologies, Inc.*	41,059		709,089
MercadoLibre, Inc.*	7,000		571,410
Monotype Imaging Holdings, Inc.*	12,200		176,900
Motricity, Inc.*	159,520	[2]	2,397,586
NeoPhotonics Corp.*	17,016		192,451
Net 1 UEPS Technologies, Inc.*	25,430		218,698
NetLogic Microsystems, Inc.*	31,318		1,315,982
NetSuite, Inc.*	33,499		974,151
Newport Corp.*	44,697		796,948
OpenTable, Inc.*	16,360		1,739,886
OPNET Technologies, Inc.	24,940		972,411
OSI Systems, Inc.*	15,200		570,456
Plantronics, Inc.	28,006		1,025,580
Rackspace Hosting, Inc.*	18,294		783,898
Renaissance Learning, Inc.	22,880		268,840
RF Micro Devices, Inc.*	67,860		434,983
RightNow Technologies, Inc.*	41,010		1,283,613
Riverbed Technology, Inc.*	51,455		1,937,281
Rofin-Sinar Technologies, Inc.*	17,664		697,728
SAVVIS, Inc.*	12,339		457,654
SemiLEDs Corp.*	5,164	[2]	81,281
ServiceSource International LLC*	3,800		46,284
Silicon Image, Inc.*	12,583		112,870
Sourcefire, Inc.*	121,786	[2]	3,350,333
SS&C Technologies Holdings, Inc.*	33,697		688,093
STEC, Inc.*	31,831		639,485
SuccessFactors, Inc.*	31,343		1,225,198
Synchronoss Technologies, Inc.*	112,284	[2]	3,901,868
Taleo Corp.*	37,920		1,351,848

Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 26.1% (continued)
TIBCO Software, Inc.*	129,275		$3,522,744
Travelzoo, Inc.*	6,494	[2]	432,435
Trident Microsystems, Inc.*	160,620	[2]	184,713
Trina Solar ADR*	24,486		737,518
Unisys Corp.*	47,843		1,493,658
Universal Display Corp.*	6,930		381,427
ValueClick, Inc.*	42,961		621,216
VanceInfo Technologies, Inc., Sponsored ADR*	7,053		221,535
Velti PLC*	6,900		86,871
VeriFone Holdings, Inc.*	73,571		4,042,726
Volterra Semiconductor Corp.*	69,119		1,716,225
Websense, Inc.*	23,801		546,709
Wright Express Corp.*	20,771		1,076,769
Total Information Technology			90,564,968
Materials - 5.0%
Globe Specialty Metals, Inc.	43,115		981,297
Koppers Holdings, Inc.	14,146	[2]	604,034
Kraton Performance Polymers, Inc.*	78,682		3,009,587
LSB Industries, Inc.*	16,238		643,674
Materion Corp.*	20,653		842,642
Minerals Technologies, Inc.	9,980		683,830
NewMarket Corp.	3,756	[2]	594,274
PolyOne, Corp.*	55,987		795,575
Rock-Tenn Co., Class A	13,277	[2]	920,760
Rockwood Holdings, Inc.*	61,356		3,019,943
Silgan Holdings, Inc.	18,244		695,826
Solutia, Inc.*	55,308		1,404,823
STR Holdings, Inc.*	17,995	[2]	345,144
TPC Group, Inc.*	96,890		2,797,215
Total Materials			17,338,624
Telecommunication Services - 0.2%
Consolidated Communications Holdings, Inc.	21,330		399,510
Vonage Holdings Corp.*	51,810		236,254
Total Telecommunication Services			635,764
Total Common Stocks (cost $245,677,570)			333,543,075
Short-Term Investments - 7.6%[1]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	2,499,558		1,995,843
BNY Mellon Overnight Government Fund, 0.17%[7]	13,305,000		13,305,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	11,222,155		11,222,155
Total Short-Term Investments (cost $27,026,713)			26,522,998
Total Investments - 103.8% (cost $272,704,283)			360,066,073
Other Assets, less Liabilities - (3.8)%			(13,195,140)
Net Assets - 100.0%			$346,870,933

Managers International Equity Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares		Value
Common Stocks - 94.7%
Consumer Discretionary - 12.6%
adidas-Salomon AG (Germany)	6,975		$438,529
Bridgestone Corp. (Japan)	41,000		857,344
Compass Group PLC (United Kingdom)	73,301		658,895
Cyrela Brazil Realty, S.A. (Brazil)	24,500		231,847
Daimler AG (Germany)	9,557	[2]	673,407
Esprit Holdings, Ltd. (Hong Kong)	61,647		282,652
GKN PLC (United Kingdom)	102,900		330,788
Lagardere (France)	3,800		162,061
LG Electronics, Inc. (South Korea)	3,370		322,245
Magna International, Inc. (Canada)	7,100		340,390
New World Department Store China, Ltd. (Hong Kong)	17,000		11,870
Nissan Motor Co., Ltd. (Japan)	76,600		680,440
Panasonic Corp. (Japan)	31,300	[2]	396,498
Parkson Retail Group, Ltd. (China)	33,500	[2]	46,021
Pearson PLC (United Kingdom)	50,222		887,240
Persimmon PLC (United Kingdom)	53,240		379,548
Renault SA (France)*	11,000		607,823
Sekisui House, Ltd. (Japan)	46,000		429,280
SES SA (Luxembourg)	26,739		688,439
Sharp Corp. (Japan)	56,000	[2]	555,524
SJM Holdings, Ltd. (Hong Kong)	276,000		482,920
Sony Corp. (Japan)	23,700		755,936
Sumitomo Rubber Industries, Ltd. (Japan)	8,000		81,440
Suzuki Motor Co., Ltd. (Japan)	18,100		404,546
Toyota Motor Corp. (Japan)	17,200		682,570
Vivendi Universal SA (France)	44,977		1,283,070
Total Consumer Discretionary			12,671,323
Consumer Staples - 6.6%
British American Tobacco PLC (United Kingdom)	9,071		363,728
Delhaize Group (Belgium)	7,000		570,264
Groupe Danone SA (France)	6,471		422,322
Heineken N.V. (Netherlands)	11,442		624,805
Henkel AG & Co., KGaA (Germany)	7,052		436,492
Imperial Tobacco Group PLC (United Kingdom)	22,600		697,358
Japan Tobacco, Inc. (Japan)	216		780,923
Kirin Brewery Co., Ltd. (Japan)	44,000		577,428
Metro AG (Germany)	3,448		234,846
Nestle SA, Registered (Switzerland)	3,433		196,591
SABMiller PLC (United Kingdom)	12,022		425,448
Seven & i Holdings Co., Ltd. (Japan)	13,700		348,988

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Consumer Staples - 6.6% (continued)
Tate & Lyle PLC (United Kingdom)	39,178		$362,659
Tingyi Cayman Islands Holding Corp. (China)	10,000		24,444
Unilever PLC (United Kingdom)	12,900		392,997
Uni-President Enterprises Corp. (Taiwan)	142,706		195,438
Total Consumer Staples			6,654,731
Energy - 9.8%
Cairn Energy PLC (United Kingdom)*	54,140		401,147
Canadian Natural Resources, Ltd. (Canada)	12,600		623,047
Cenovus Energy, Inc. (Canada)	14,268		563,656
China Shenhua Energy Co., Ltd. (China)	121,500		571,872
EnCana Corp. (Canada)	7,468	[2]	258,280
Gazprom OAO, Sponsored ADR (Russia)	38,921		1,259,903
INPEX Corp. (Japan)	80		605,248
Lukoil OAO, Sponsored ADR (Russia)	3,688		264,048
Nexen, Inc. (Canada)	27,301		680,624
Petrofac, Ltd. (United Kingdom)	26,791		640,207
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	7,200		291,096
Royal Dutch Shell PLC, Class A (Netherlands)	25,484		927,060
Royal Dutch Shell PLC, Class B (Netherlands)	27,506		998,861
Straits Asia Resources, Ltd. (Singapore)	150,000		298,339
Suncor Energy, Inc. (Canada)	12,400		556,113
Technip-Coflexip, ADR (France)	5,080		541,617
Woodside Petroleum, Ltd. (Australia)	6,800		329,206
Total Energy			9,810,324
Financials - 24.9%
Aegon N.V. (Netherlands)	57,000		426,805
AIA Group, Ltd. (Hong Kong)*	111,800		344,151
Allianz SE (Germany)	6,400		896,160
Banco do Brasil, S.A. (Brazil)	45,200		815,326
Banco Santander, S.A. (Brazil)	23,800		290,676
Bank of East Asia, Ltd. (Hong Kong)	33,490		142,110
Bank of Yokohama, Ltd., The (Japan)	89,000		423,052
Barclays PLC (United Kingdom)	143,461		644,138
BNP Paribas SA (France)	13,359		976,601
CapitaLand, Ltd. (Singapore)	132,500		346,865
CapitaMalls Asia, Ltd. (Singapore)	76,000		107,302
Cathay Financial Holding Co., Ltd. (Taiwan)	125,415		206,824
China Life Insurance Co., Ltd. (China)	38,000		142,007
China Minsheng Banking Corp., Ltd. (China)	30,100		27,670
China Overseas Land & Investment, Ltd. (Hong Kong)	370,189	[2]	752,549
Chinatrust Financial Holding Co., Ltd. (Taiwan)	243,007		206,280
Chuo Mitsui Trust Holdings, Inc. (Japan)	35,760		126,685

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 24.9% (continued)
Credit Suisse Group AG (Switzerland)	15,037	$637,873
Dai-ichi Mutual Life Insurance Co., The (Japan)	424	639,413
Daiwa House Industry Co., Ltd. (Japan)	20,000	244,655
Daiwa Securities Group, Inc. (Japan)	18,000	82,671
Danske Bank A/S (Denmark)	3,400	75,157
DBS Group Holdings, Ltd. (Singapore)	37,500	435,372
Deutsche Boerse AG (Germany)	3,061	231,732
DnB Holding ASA (Norway)	35,600	545,847
Evergrande Real Estate Group, Ltd. (China)	345,000	189,356
Hana Financial Group, Inc. (South Korea)	7,000	302,276
Hang Lung Group, Ltd. (Hong Kong)	5,900	36,566
Hang Lung Properties, Ltd. (Hong Kong)	30,000	131,579
HDFC Bank, Ltd. (India)	9,795	515,417
Henderson Land Development Co., Ltd. (Hong Kong)	67,000	464,278
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	39,600	859,255
HSBC Holdings PLC (United Kingdom)	91,866	948,900
Industrial and Commercial Bank of China, Ltd., Class H (China)	228,915	189,786
ING Groep N.V. (Netherlands)*	129,025	1,637,811
Itau Unibanco Holding, S.A. (Brazil)	17,763	421,703
KB Financial Group, Inc. (South Korea)	6,725	351,787
KBC Bank & Insurance Group, Inc. (Belgium)	10,400	391,330
Mitsubishi Estate Co., Ltd. (Japan)	38,000	642,164
Mitsubishi Tokyo Financial Group, Inc. (Japan)	189,500	873,152
Mitsui Fudosan Co., Ltd. (Japan)	14,000	230,138
Muenchener Rueckversicherungs AG (Germany)	1,700	267,424
National Australia Bank, Ltd. (Australia)	36,300	970,206
Nomura Holdings, Inc. (Japan)	45,300	234,155
Oversea-Chinese Banking Corp., Ltd. (Singapore)	72,000	547,194
Prudential PLC (United Kingdom)	103,321	1,170,084
Societe Generale (France)	14,073	914,098
Standard Chartered PLC (United Kingdom)	17,735	460,029
Sumitomo Mitsui Financial Group, Inc. (Japan)	11,300	350,586
Sumitomo Realty & Development Co., Ltd. (Japan)	12,000	239,956
Sun Hung Kai Properties, Ltd. (Hong Kong)	29,000	459,245
Swiss Reinsurance (Switzerland)	2,800	159,564
T&D Holdings, Inc. (Japan)	6,100	150,294
Turkiye Is Bankasi A.S. (Isbank) (Turkey)	37,900	120,995
UniCredito Italiano S.p.A. (Italy)	215,275	530,618
Zurich Financial Services AG (Switzerland)	1,372	383,525
Total Financials		24,911,392

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Health Care - 5.8%
Actelion, Ltd. (Switzerland)*	7,231		$415,796
AstraZeneca PLC (United Kingdom)	26,900		1,235,864
Fresenius Medical Care AG (Germany)	5,848		392,325
GlaxoSmithKline PLC (United Kingdom)	12,399		236,260
Lonza Group AG (Switzerland)	1,822		152,545
Mindray Medical International, Ltd., Sponsored ADR (China)	11,200	[2]	282,240
Novartis AG (Switzerland)	22,608		1,224,246
Roche Holding AG (Switzerland)	3,000		428,296
Sanofi-Aventis SA (France)	17,592		1,232,747
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	4,800		240,816
Total Health Care			5,841,135
Industrials - 10.2%
ABB, Ltd. (Switzerland)	35,257		846,625
ABB, Ltd., ADR (Switzerland)*	25,030		604,351
Asahi Glass Co., Ltd. (Japan)	40,000		503,254
BAE Systems PLC (United Kingdom)	93,000		484,681
Bouygues (France)	19,700		945,641
FANUC, Ltd. (Japan)	3,400		513,934
Far Eastern New Century Corp. (Taiwan)	132,318		204,419
HOCHTIEF AG (Germany)	1,900		204,074
Kajima Corp. (Japan)	29,000		81,080
Koninklijke (Royal) Phillips Electronics N.V. (Netherlands)	19,213	[2]	615,446
Leighton Holdings, Ltd. (Australia)	16,950	[2]	516,801
Mitsubishi Corp. (Japan)	12,100		335,514
Mitsubishi Heavy Industries., Ltd. (Japan)	66,700		306,471
Mitsui & Co., Ltd. (Japan)	37,200	[2]	666,024
Schneider Electric SA (France)	3,964		677,015
Shimizu Corp. (Japan)	23,000	[2]	102,003
Siemens AG (Germany)	11,474		1,569,505
Sumitomo Electric Industries, Ltd. (Japan)	41,000		567,815
Tostem Inax Holding Corp. (Japan)	9,400		243,778
Yamato Transport Co., Ltd. (Japan)	12,100		187,592
Total Industrials			10,176,023
Information Technology - 5.7%
AIXTRON AG (Germany)	13,664	[2]	599,062
AU Optronics Corp., Sponsored ADR (Taiwan)	46,453		407,857
Autonomy Corp. PLC (United Kingdom)*	7,947		202,511
Cap Gemini SA (France)	9,161		531,914
Companhia Brasileira de Meios de Pagamentos (Brazil)	10,800		91,684
Ericsson (LM), Class B (Sweden)	36,970		475,650
Fujitsu, Ltd. (Japan)	56,000		316,459
Gemalto N.V. (Netherlands)	11,517	[2]	567,038

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 5.7% (continued)
LG Display Co., Ltd. (South Korea)	6,700		$209,986
Redecard, S.A. (Brazil)	12,900		189,235
Samsung Electronics Co., Ltd. (South Korea)	850		720,771
Samsung Electronics Co., Ltd., GDR (a) (South Korea)	1,191		505,834
SAP AG (Germany)	2,270		138,833
Sumco Corp. (Japan)*	2,200		44,243
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	34,720		422,890
Toshiba Corp. (Japan)	51,000		249,370
Total Information Technology			5,673,337
Materials - 11.4%
Air Liquide SA (France)*	4,047		537,749
Barrick Gold Corp. (Canada)*	10,286		534,617
Gold Fields, Ltd. (South Africa)	22,363		390,169
Goldcorp, Inc. (Canada)	23,100		1,151,783
Harmony Gold Mining Co., Ltd. (South Africa)	26,786		395,007
Impala Platinum Holdings, Ltd. (South Africa)	6,300		181,125
Incitec Pivot, Ltd. (Australia)	138,572		620,341
JFE Holdings, Inc. (Japan)	14,100		412,842
Kinross Gold Corp. (Canada)	23,681		372,976
Koninklijke DSM N.V. (Netherlands)	7,246		445,510
Newcrest Mining, Ltd. (Australia)	11,376		468,628
Rhodia SA (France)	13,132		384,601
Rio Tinto PLC (United Kingdom)	17,200		1,216,018
Syngenta AG (Switzerland)	1,999		650,327
Taiwan Fertilizer Co., Ltd. (Taiwan)	67,900		199,697
Tata Steel, Ltd., Reg S, GDR (India)	26,100	[2]	359,909
ThyssenKrupp AG (Germany)	9,700		394,822
Toray Industries, Inc. (Japan)	55,700		404,341
Vale, S.A., ADR (Brazil)	26,500		782,280
Xstrata PLC (Switzerland)	51,027		1,190,547
Yamana Gold, Inc. (Canada)	29,259		361,550
Total Materials			11,454,839
Telecommunication Services - 5.3%
Bharti Tele-Ventures, Ltd. (India)	14,914		119,501
Nippon Telegraph & Telephone Corp. (Japan)	16,300		728,039
NTT DoCoMo, Inc. (Japan)	347		605,774
Telecom Italia S.p.A. (Italy)	351,300		539,877
Telecom Italia S.p.A., RSP (Italy)	349,200		469,083
Telefonica, S.A. (Spain)	30,091		754,820
Tim Participacoes S.A., ADR (Brazil)	15,100	[2]	659,115
Vodafone Group PLC (United Kingdom)	490,596		1,398,113
Total Telecommunication Services			5,274,322

Managers International Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Utilities - 2.4%
E.ON AG (Germany)	27,600		$839,288
Fortum Oyj (Finland)	11,098		376,791
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	231,337		555,042
National Grid PLC (United Kingdom)	44,316		421,587
Tokyo Electric Power Company, Inc., The (Japan)	30,700		171,112
Total Utilities			2,363,820
Total Common Stocks (cost $85,320,527)			94,831,246
Other Equities - 0.9%
SPDR Gold Shares (United States)* (Cost $488,777)	6,100	[2]	852,902
Rights - 0.0%#
Danske Bank A/S (Denmark) (Cost $0)	3,399		6,568
Short-Term Investments - 10.3%[1]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	104,356		83,326
BNY Mellon Overnight Government Fund, 0.17%[7]	6,871,000		6,871,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	3,420,440		3,420,440
Total Short-Term Investments (cost $10,395,796)			10,374,766
Total Investments - 105.9% (cost $96,205,100)			106,065,482
Other Assets, less Liabilities - (5.9)%			(5,874,564)
Net Assets - 100.0%			$100,190,918

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Shares	Value
Common Stocks - 95.8%
Consumer Discretionary - 10.4%
Belle International Holdings, Ltd. (Hong Kong)	324,000	$594,265
Cheil Communications, Inc. (South Korea)	13,710	181,140
Corporation Geo, S.A.B. de C.V., Series B (Mexico)*	17,700	49,643
Ctrip.com International, Ltd. (China)*	9,100	377,559
Foschini, Ltd. (South Africa)	9,795	122,596
Genting Malaysia Berhad (Malaysia)	118,000	429,784
Golden Eagle Retail Group, Ltd. (China)	35,000	75,458
Grupo Televisa, S.A.B. (Mexico)	18,500	453,805
Hero Honda Motors, Ltd. (India)	9,569	341,391
Hyundai Department Store Co., Ltd. (South Korea)	1,469	190,038
Hyundai Mobis Co., Ltd. (South Korea)	744	221,823
Hyundai Motor Co., Ltd. (South Korea)	6,476	1,196,855
Imperial Holdings, Ltd. (South Africa)	3,401	57,327
LG Electronics, Inc. (South Korea)	4,344	415,380
Lojas Renner, S.A. (Brazil)	17,900	582,615
Naspers, Ltd. (South Africa)	1,745	93,867
Parkson Retail Group, Ltd. (China)	96,000	131,882
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	100,841	560,828
Turk Sise ve Cam Fabrikalari A.S. (Turkey)	109,376	246,988
Urbi Desarrollos Urbanos, S.A.B. de C.V. (Mexico)*	131,430	305,524
Total Consumer Discretionary		6,628,768
Consumer Staples - 2.7%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	38,318	542,880
China Mengniu Dairy Co., Ltd. (Hong Kong)	29,000	76,796
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)	2,364	99,123
Companhia de Bebidas das Americas, PR ADR (Brazil)	3,500	99,085
Hengan International Group Co. (China)	56,500	418,975
LG Household & Health Care, Ltd. (South Korea)	582	218,326
Shoprite Holdings, Ltd. (South Africa)	8,556	131,090
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	39,300	117,955
Total Consumer Staples		1,704,230
Energy - 17.1%
Banpu PCL, NVDR (Thailand)	8,700	219,206
China Petroleum and Chemical Corp., Class H (China)	286,000	285,575
China Shenhua Energy Co., Ltd. (China)	86,000	404,782
China Suntien Green Energy Corp., Ltd. (China)*	143,000	46,165
CNOOC, Ltd. (Hong Kong)	310,790	785,373
Eurasia Drilling Co., Ltd., GDR (Cyprus)*	2,400	81,600
Gazprom OAO, ADR (Russia)	54,697	1,770,584
Lukoil OAO, Sponsored ADR (Russia)	13,694	980,443

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Energy - 17.1% (continued)
MOL Magyar Olaj-es Gazipari NyRt. (Hungary)	3,109		$397,381
NovaTek OAO, Sponsored GDR (Russia)	1,050		145,781
OGX Petroleo e Gas Participacoes, S.A. (Brazil)*	35,300		423,129
Oil & Natural Gas Corp., Ltd. (India)	53,960		352,821
PetroChina Co., Ltd. (China)	168,000		255,559
Petroleo Brasileiro, S.A., ADR (Brazil)	15,662		556,627
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	25,027	[2]	1,011,842
Polski Koncern Naftowy ORLEN SA (Poland)	8,041		149,098
PTT PCL, NVDR (Thailand)	46,700		547,102
QGEP Participacoes, S.A. (Brazil)*	24,900		353,220
Reliance Industries, Ltd. (India)	7,043		165,849
Rosneft Oil Co. OAO, GDR (Russia)	12,400		113,222
Rosneft Oil Co. OAO, GDR (a) (Russia)*	36,666		335,494
Sasol, Ltd. (South Africa)	4,047		234,151
SK Energy Co., Ltd. (South Korea)	1,591		305,820
Thai Oil PCL (Thailand)	76,700		211,364
Tupras Turkiye Petrol Rafine (Turkey)	17,280		506,997
Ultrapar Participacoes, S.A. (Brazil)	8,252		136,720
Ultrapar Participacoes, S.A., ADR (Brazil)	4,000		67,800
Total Energy			10,843,705
Financials - 23.9%
ABSA Group, Ltd. (South Africa)	23,223		467,921
Banco Bradesco, S.A. (Brazil)	37,921		786,861
Bangkok Bank PCL (Thailand)	46,000		263,605
Bank of China, Ltd., Class H (China)	834,800		464,222
Bank Of Communications (China)	95,000		104,453
BR Malls Participacoes, S.A. (Brazil)	13,700		141,225
BR Properties, S.A. (Brazil)	49,700		522,982
Cathay Financial Holding Co., Ltd. (Taiwan)	100,000		164,912
China Construction Bank Corp. (China)	1,324,659		1,240,125
China Overseas Land & Investment, Ltd. (Hong Kong)	76,000		154,499
Chinatrust Financial Holding Co., Ltd. (Taiwan)	592,850		503,250
Commercial International Bank (Egypt)	13,432		73,489
Credicorp, Ltd. (Peru)	880		92,338
Daegu Bank, Ltd., The (South Korea)	11,330		185,883
FirstRand, Ltd. (South Africa)	160,377		476,146
Franshion Properties China, Ltd. (Hong Kong)	498,000		143,368
Halyk Savings Bank of Kazakhstan, GDR (Kazakhstan)*	10,386		104,632
Hana Financial Group, Inc. (South Korea)	5,400		233,184
HDFC Bank, Ltd. (India)	5,315		279,677
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,582,556		1,312,049
Infrastructure Development Finance Co., Ltd. (India)	129,879		449,781

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares	Value
Financials - 23.9% (continued)
Itau Unibanco Holding, S.A. (Brazil)	9,796	$232,562
Itau Unibanco Holding, S.A., ADR (Brazil)	40,254	968,108
Kasikornbank PCL, NVDR (Thailand)	98,000	411,270
OTP Bank NyRt. (Hungary)*	3,872	114,480
Ping An Insurance (Group) Co. of China, Ltd. (China)	99,383	1,006,210
PKO Bank Polski (Poland)	21,039	323,634
Poly (Hong Kong) Investments, Ltd. (Hong Kong)	214,000	200,290
Powszechny Zaklad Ubezpieczen SA (Poland)	1,172	146,889
PT Bank Mandiri (Indonesia)	401,906	313,698
Public Bank Berhad (Malaysia)	67,869	293,876
Public Bank Berhad, Foreign Market (Malaysia)	36,300	157,479
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	2,015	445,159
Shinhan Financial Group Co., Ltd. (South Korea)	18,443	837,180
Siam Commercial Bank PCL (Thailand)	114,300	407,999
Turkiye Garanti Bankasi A.S. (Turkey)	82,560	385,215
Turkiye Halk Bankasi A.S. (Turkey)	25,611	197,379
Turkiye Is Bankasi A.S. (Isbank) (Turkey)	46,195	147,477
Turkiye Sinai Kalkinma Bankasi (Turkey)	51,877	90,658
VTB Bank, GDR (Russia)	49,575	346,786
Total Financials		15,190,951
Industrials - 6.1%
Beijing Enterprises Holdings, Ltd. (Hong Kong)	22,000	125,452
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (China)	48,600	124,584
China Merchants Holdings International Co., Ltd. (Hong Kong)	52,000	219,319
China Shipping Development Co., Ltd. (China)	256,000	287,355
Companhia de Concessoes Rodoviarias (Brazil)	8,962	261,672
Copa Holdings, S.A., Class A (Panama)	7,800	411,840
COSCO Pacific, Ltd. (Hong Kong)	236,000	446,539
Far Eastern New Century Corp. (Taiwan)	102,340	158,106
Globaltrans Investment PLC, GDR (Russia)*	5,348	98,226
Glovis Co., Ltd. (South Korea)	661	93,884
GS Engineering & Construction Corp. (South Korea)	1,654	173,196
Hyundai Heavy Industries Co., Ltd. (South Korea)	342	161,277
Industries Qatar Q.S.C. (Qatar)	4,579	172,426
Iochpe-Maxion, S.A. (Brazil)	6,900	91,203
Larsen & Toubro, Ltd. (India)	9,070	336,005
Raubex Group, Ltd. (South Africa)	14,592	39,365
Samsung Heavy Industries Co., Ltd. (South Korea)	14,181	515,144
SM Investments Corp. (Philippines)	1	12
TAV Havalimanlari Holding A.S. (Turkey)*	31,548	150,592
Total Industrials		3,866,197

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Information Technology - 12.5%
Asustek Computer, Inc. (Taiwan)	25,650		$221,875
Asustek Computer, Inc., GDR (Taiwan)	2		82
High Tech Computer Corp. (Taiwan)	6,000		234,359
Hon Hai Precision Industry Co., Ltd. (Taiwan)	233,724		817,797
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)	21		150
Hynix Semiconductor, Inc. (South Korea)	2,680		76,236
Infosys Technologies, Ltd. (India)	3,052		221,616
Infosys Technologies, Ltd., Sponsored ADR (India)	6,400		458,880
LG Display Co., Ltd. (South Korea)	12,240		383,616
Mail.Ru Group, Ltd., Reg S, GDR (Russia)	7,397		221,540
MediaTek, Inc. (Taiwan)	31,067		356,942
Samsung Electronics Co., Ltd. (South Korea)	2,496		2,116,522
Samsung Electronics Co., Ltd., GDR (a) (South Korea)	320		135,908
Siliconware Precision Industries Co. (Taiwan)	84,871		104,735
Siliconware Precision Industries Co., ADR (Taiwan)	46,100		278,444
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	388,584		931,150
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	33,700		410,466
Tencent Holdings, Ltd. (China)	7,200		175,342
Unimicron Technology Corp. (Taiwan)	244,000		414,832
WPG Holdings, Ltd. (Taiwan)	100,000		168,303
ZTE Corp., Class H (China)	46,600		216,267
Total Information Technology			7,945,062
Materials - 16.8%
African Rainbow Minerals, Ltd. (South Africa)	5,268		173,503
Anhui Conch Cement Co., Ltd. (China)	79,872		499,752
China National Building Materials Co., Ltd. (China)	54,000		197,933
China Steel Corp. (Taiwan)	181,484		216,942
Evraz Group, S.A., GDR (Luxembourg)*	7,873	[2]	312,703
Gerdau, S.A., Sponsored ADR (Brazil)	18,700		233,750
Gold Fields, Ltd. (South Africa)	12,111		211,302
Impala Platinum Holdings, Ltd. (South Africa)	24,669		712,764
KG Chemical Co., Ltd. (South Korea)	2,406		1,006,696
KGHM Polska Miedz SA (Poland)	1,350		85,632
LSR Group OJSC, GDR (Russia)*	18,200		174,446
Mechel OAO (Russia)	4,200		129,318
MMC Norilsk Nickel, ADR (Russia)	19,735		522,441
MMX Mineracao e Metalicos, S.A. (Brazil)*	66,600		417,716
Mongolian Mining Corp. (Mongolia)*	266,500		340,169
Nan Ya Plastics Corp. (Taiwan)	87,000		256,086
POSCO (South Korea)	1,466		672,636
Raspadskaya (Russia)*	50,441		338,964

Managers Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

Security Description	Shares		Value
Materials - 16.8% (continued)
Severstal, GDR, Reg S (Russia)*	4,850		$95,087
Southern Copper Corp. (United States)	2,600		104,702
Taiwan Cement Corp. (Taiwan)	235,216		283,889
Taiwan Fertilizer Co., Ltd. (Taiwan)	147,000		432,335
Tata Steel, Ltd. (India)	10,622		148,261
Tata Steel, Ltd., Reg S, GDR (India)	28,860	[2]	397,968
Ternium, S.A. (Luxembourg)*	11,600		416,904
Uralkaliy OAO (Russia)	12,815		532,568
Vale, S.A., ADR (Brazil)	19,199		566,754
Vale, S.A., Sponsored ADR (Brazil)	35,267		1,176,155
Total Materials			10,657,376
Telecommunication Services - 4.7%
America Movil, S.A.B. de C.V. (Mexico)	9,600		557,760
China Mobile, Ltd. (Hong Kong)	92,000		849,252
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	4,720		147,075
KT Corp. (South Korea)	3,430		121,634
Mobile Telesystems, Sponsored ADR (Russia)	6,400		135,872
MTN Group, Ltd. (South Africa)	41,344		833,894
Turk Telekomunikasyon A.S. (Turkey)	42,668		214,135
Vivo Participacoes, S.A., ADR (Brazil)	3,311		133,698
Total Telecommunication Services			2,993,320
Utilities - 1.6%
Ceske Energeticke Zavody (Czech Republic)	2,634		134,724
China Gas Holdings, Ltd. (Hong Kong)	484,000		239,389
China Resources Power Holdings Co. (Hong Kong)	1,800		3,470
Companhia Energetica de Minas Gerais, Sponsored ADR (Brazil)	14,090		271,514
Perusahaan Gas Negara (Persero) Tbk PT (Indonesia)	849,500		380,036
Total Utilities			1,029,133
Total Common Stocks (cost $50,550,972)			60,858,742
Warrants - 1.1%
Sberbank of Russia, 11/30/12 (Luxembourg)*	6,584		24,361
Sberbank of Russia, 02/28/18 (United Kingdom)*	184,659		692,471
Total Warrants (cost $641,912)			716,832
Short-Term Investments - 4.8%[1]
BNY Institutional Cash Reserves Fund, Series B* [7,12]	110,742		88,425
BNY Mellon Overnight Government Fund, 0.17%[7]	1,092,000		1,092,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	1,864,028		1,864,028
Total Short-Term Investments (cost $3,066,770)			3,044,453
Total Investments - 101.7% (cost $54,259,654)			64,620,027
Other Assets, less Liabilities - (1.7)%			(1,064,308)
Net Assets - 100.0%			$63,555,719

Managers Bond Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount†			Value
Corporate Bonds - 71.6%
Financials - 24.9%
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		$8,700,000		$9,162,927
American General Finance Corp., 5.400%, 12/01/15		5,000,000	[2]	4,562,500
American International Group, Inc.,
MTN, Series G, 5.850%, 01/16/18		1,940,000		2,020,774
MTN, Series MP, 5.450%, 05/18/17		485,000	[2]	497,871
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,692,128
BNP Paribas SA DN, 6.431%, 06/13/11 (a)[4]	IDR	19,645,500,000		2,227,054
Camden Property Trust, 5.700%, 05/15/17		5,205,000		5,697,669
Cantor Fitzgerald L.P.,
6.375%, 06/26/15 (a)		8,710,000		8,767,138
7.875%, 10/15/19 (a)[11]		10,805,000		11,227,097
CIT Group, Inc., 7.000%, 05/01/13		81,181		82,703
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000		23,065,861
6.125%, 08/25/36		10,760,000	[2]	10,260,682
Colonial Realty, L.P., 4.800%, 04/01/11		1,005,000		1,005,000
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000		14,875,882
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		2,383,965
6.500%, 01/15/18		5,000,000		5,508,970
Equity One, Inc., 6.000%, 09/15/17		5,915,000		6,084,382
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		644,315
5.750%, 06/15/17		1,450,000		1,596,436
Export-Import Bank of Korea, The, 8.300%, 03/15/14 (a)	IDR	1,400,000,000		162,469
First Industrial L.P., 5.950%, 05/15/17		15,000,000		14,140,320
GE Capital Australia Funding Pty., Ltd., Series EMTN, 8.000%, 02/13/12	AUD	3,965,000		4,183,951
GE Capital Corp., Series GMTN, 7.625%, 12/10/14	NZD	9,365,000		7,716,604
General Electric Captial Corp.,
2.960%, 05/18/12	SGD	4,400,000		3,546,403
3.485%, 03/08/12	SGD	16,500,000		13,301,526
6.500%, 09/28/15	NZD	15,265,000		12,123,097
6.750%, 09/26/16	NZD	6,390,000		5,067,247
GMAC, Inc., 8.000%, 11/01/31		1,427,000	[2]	1,555,430
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000	[2]	6,882,737
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		3,916,503
7.500%, 04/15/18		2,405,000		2,749,014
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[9]		900,000		895,500

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†			Value
Financials - 24.9% (continued)
iStar Financial, Inc.,
5.700%, 03/01/14		$15,000	[2]	$14,025
5.850%, 03/15/17		325,000		283,562
5.875%, 03/15/16		1,340,000	[2]	1,192,600
6.050%, 04/15/15		620,000		567,300
JPMorgan Chase & Co., 5.832%, 04/12/12 (a)[4]	IDR	40,733,437,680		4,408,895
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		17,940,000	[2]	17,636,922
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,748,338
5.875%, 08/01/33		10,360,000		9,752,427
MBIA Insurance Corp., 14.000%, 01/15/33 (a)[9]		525,000		288,750
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		2,283,226
6.110%, 01/29/37		38,050,000		36,087,267
10.710%, 03/08/17	BRL	2,500,000		1,546,565
MTN, Series C, 6.050%, 06/01/34		22,100,000		20,318,519
Morgan Stanley,
4.750%, 04/01/14		10,715,000		11,165,201
5.500%, 07/24/20		28,600,000	[2]	28,579,894
6.625%, 04/01/18		3,095,000		3,401,764
GMTN, Series F, 5.625%, 09/23/19		6,700,000	[2]	6,842,944
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		14,091,473
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		6,222,291
National City Corp., 6.875%, 05/15/19		1,905,000		2,174,742
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000		6,280,575
Old Republic International Corp., 3.750%, 03/15/18[10]		9,220,000		9,254,575
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000		9,605,600
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		342,955		365,247
ProLogis Trust,
5.625%, 11/15/15		345,000	[2]	366,136
5.750%, 04/01/16		280,000		300,748
Realty Income Corp.,
5.750%, 01/15/21		1,435,000		1,510,541
6.750%, 08/15/19		6,240,000		7,120,196
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	[2]	494,921
SLM Corp.,
5.000%, 04/15/15		50,000		50,342
5.375%, 05/15/14		300,000		311,096
8.450%, 06/15/18		18,665,000		20,904,800
Springleaf Finance Corp., Series MTN, 6.900%, 12/15/17		57,315,000		52,371,581
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)		8,325,000		9,552,255
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000		4,661,300

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Financials - 24.9% (continued)
Willis North America, Inc.,
6.200%, 03/28/17	$5,685,000		$6,058,743
7.000%, 09/29/19	2,860,000	[2]	3,097,291
Total Financials			492,516,811
Industrials - 36.1%
Agilent Technologies, Inc., 6.500%, 11/01/17	6,945,000		7,747,856
Albertson’s, Inc.,
6.625%, 06/01/28	1,015,000		735,875
7.450%, 08/01/29	3,195,000		2,524,050
7.750%, 06/15/26	915,000		761,738
American President, Ltd., 8.000%, 01/15/24[11]	250,000		171,250
Anadarko Petroleum Corp., 6.450%, 09/15/36	13,875,000	[2]	13,857,087
AT&T Corp., 6.500%, 03/15/29	6,415,000	[2]	6,787,481
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000		1,243,125
BellSouth Corp., 6.000%, 11/15/34	2,370,000		2,320,642
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000		191,937
CenturyTel, Series P, 7.600%, 09/15/39	9,335,000	[2]	9,999,717
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	[2]	11,771,670
CIGNA Corp., 6.150%, 11/15/36	6,830,000		6,965,985
Comcast Corp., 5.650%, 06/15/35	3,820,000		3,590,815
Continental Airlines, Inc.,
5.983%, 04/19/22	17,493,407		17,930,742
6.795%, 08/02/20	28,000		27,440
Series 00A1, 8.048%, 11/01/20	85,803		93,525
Series B, 6.903%, 04/19/22	5,495,884		5,537,103
Corn Products International, Inc., 6.625%, 04/15/37	4,055,000		4,238,444
Corning, Inc.,
6.850%, 03/01/29	9,142,000	[2]	10,289,440
7.250%, 08/15/36	1,185,000		1,352,883
Cummins Engine Co., Inc.,
5.650%, 03/01/98	11,235,000		9,085,891
6.750%, 02/15/27	2,853,000	[2]	2,994,166
7.125%, 03/01/28	50,000	[2]	55,411
Cytec Industries, Inc., 6.000%, 10/01/15	875,000		957,909
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000		2,549,695
Delta Air Lines, Inc.,
8.021%, 08/10/22	12,215,621	[2]	12,612,629
Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	5,114,412	[2]	5,306,202
Dillards, Inc., 7.000%, 12/01/28	225,000		200,250
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000		26,082,000
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)	2,615,000		2,658,331

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 36.1% (continued)
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	$32,120,000		$34,637,951
El Paso Corp., 6.950%, 06/01/28	1,030,000		1,043,499
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000		781,502
6.625%, 10/15/36	1,805,000	[2]	1,886,014
Enterprise Products Operating L.P., 6.300%, 09/15/17	8,440,000		9,515,703
Equifax, Inc., 7.000%, 07/01/37	4,421,000		4,712,941
Equitable Resources, Inc., 6.500%, 04/01/18	35,420,000		38,512,556
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	4,910,000		5,504,508
6.700%, 06/01/34 (a)	1,250,000		1,291,232
7.000%, 10/15/37 (a)	19,033,000		20,736,986
Foot Locker, Inc., 8.500%, 01/15/22	570,000		575,700
Ford Motor Co., 6.375%, 02/01/29	1,990,000	[2]	1,880,037
GTE Corp., 6.940%, 04/15/28	130,000		144,130
Intel Corp.,
2.950%, 12/15/35[10]	6,230,000		6,409,112
3.250%, 08/01/39[10]	15,000,000	[2]	17,643,750
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,897,759
Kinder Morgan Energy Partners L.P.,
5.800%, 03/15/35	3,360,000		3,209,428
5.950%, 02/15/18	44,630,000		49,142,807
Lowe’s Companies, Inc., 6.875%, 02/15/28	500,000		591,122
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,728,100
6.500%, 01/15/28	305,000		262,300
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000		4,511,879
Masco Corp.,
5.850%, 03/15/17	8,150,000		7,990,977
6.500%, 08/15/32	955,000		861,683
7.125%, 03/15/20	9,065,000		9,381,124
7.750%, 08/01/29	820,000		834,090
Methanex Corp., 6.000%, 08/15/15	3,825,000		3,833,224
Missouri Pacific Railroad Co., 5.000%, 01/01/45[11]	825,000		603,958
Motorola, Inc.,
6.500%, 09/01/25	1,345,000		1,415,271
6.500%, 11/15/28	1,430,000	[2]	1,469,578
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,764,874
News America, Inc., 6.150%, 03/01/37	4,075,000	[2]	4,037,812
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000	[2]	24,558,979
Northwest Airlines, Inc., 8.028%, 11/01/17	6,600,067		6,732,068

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 36.1% (continued)
ONEOK Partners, L.P.,
6.000%, 06/15/35	$9,210,000	[2]	$8,959,488
6.650%, 10/01/36	2,650,000		2,813,033
Owens & Minor, Inc., 6.350%, 04/15/16[11]	1,355,000		1,390,222
Owens Corning, Inc.,
6.500%, 12/01/16	4,560,000	[2]	4,964,933
7.000%, 12/01/36	9,175,000		9,206,498
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		6,121,073
7.000%, 06/15/18	26,505,000		29,581,117
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		3,067,703
6.500%, 05/01/18	8,975,000		10,088,995
6.650%, 01/15/37	5,960,000	[2]	6,302,193
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000		8,075,400
6.375%, 05/15/33	4,670,000		3,794,375
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		632,400
6.875%, 07/15/28	1,190,000	[2]	1,181,075
7.625%, 08/03/21	2,135,000		2,220,400
Qwest Corp.,
6.875%, 09/15/33	7,209,000		7,218,011
7.200%, 11/10/26	435,000		437,175
7.250%, 09/15/25	1,185,000		1,262,025
7.250%, 10/15/35	2,165,000		2,197,475
7.500%, 06/15/23	739,000		740,848
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000	[2]	9,342,820
7.250%, 06/15/37	2,000,000		2,116,726
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000		5,586,889
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,740,000		4,392,032
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,210,000		2,904,588
6.375%, 11/15/33	3,170,000		2,991,583
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		316,807
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000		3,331,734
Toro Co., The, 6.625%, 05/01/37[11]	6,810,000		6,117,253
Transocean, Inc., 7.375%, 04/15/18	500,000		571,096
U.S. Steel Corp.,
6.650%, 06/01/37	3,595,000	[2]	3,307,400
7.000%, 02/01/18	7,310,000		7,593,262

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 36.1% (continued)
United Airlines, Inc., 6.636%, 07/02/22	$15,810,047		$15,968,147
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000		13,417,401
6.500%, 06/15/37	310,000		332,451
6.625%, 11/15/37	1,540,000	[2]	1,669,181
USG Corp., 6.300%, 11/15/16	1,410,000		1,325,400
V.F. Corp., 6.450%, 11/01/37	9,334,000	[2]	10,795,434
Vale Overseas Ltd., 6.875%, 11/01/36	3,665,000		3,902,716
Verizon Maryland, Inc., 5.125%, 06/15/33	1,055,000		952,282
Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,755,000		1,969,015
Weatherford International, Inc., 6.500%, 08/01/36	1,565,000		1,564,814
Wellpoint, Inc., 6.375%, 06/15/37	11,710,000	[2]	12,593,449
Western Union Co.,
6.200%, 11/17/36	8,785,000	[2]	8,596,817
6.200%, 06/21/40	130,000		127,578
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000		12,944,138
7.375%, 10/01/19	3,915,000	[2]	4,423,136
7.375%, 03/15/32	1,930,000		2,035,160
White Pine Hydro LLC,
6.310%, 07/10/17 (a)[11]	1,700,000		1,764,651
6.960%, 07/10/37 (a)[11]	1,645,000		1,557,815
Wyndham Worldwide Corp.,
5.750%, 02/01/18	950,000		984,344
6.000%, 12/01/16	6,430,000	[2]	6,813,485
7.375%, 03/01/20	7,220,000		7,964,743
Total Industrials			716,272,729
Utilities - 10.6%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)	21,130,000		23,269,412
Ameren Energy Generating Co., 7.000%, 04/15/18	22,700,000	[2]	23,007,698
Ameren Illinois Co., 6.250%, 04/01/18	26,000,000	[2]	28,451,436
Baltimore Gas & Electric Co., 5.200%, 06/15/33	1,470,000		1,366,090
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34[11]	10,600,854		11,124,011
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36	15,155,000		14,176,048
Empresa Nacional de Electricidad, 7.875%, 02/01/27	2,900,000		3,238,563
ITC Holdings Corp.,
5.875%, 09/30/16 (a)	2,410,000		2,657,912
6.375%, 09/30/36 (a)	3,605,000		3,771,620
Mackinaw Power LLC, 6.296%, 10/31/23 (a)	8,657,445		9,136,721
Nisource Finance Corp.,
6.400%, 03/15/18	27,910,000		31,224,759
6.800%, 01/15/19	11,625,000		13,299,291

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†			Value
Utilities - 10.6% (continued)
Southwestern Electric Power Co., 6.450%, 01/15/19		$39,195,000	[2]	$43,741,307
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,441,778
Total Utilities				210,906,646
Total Corporate Bonds (cost $1,314,914,895)				1,419,696,186
Foreign Government and Agency Obligations - 4.5%
Alberta, Province of, 5.930%, 09/16/16	CAD	113,088		127,231
Brazil, Republic of,
10.250%, 01/10/28	BRL	5,750,000		3,504,272
12.500%, 01/05/22	BRL	5,160,000		3,666,187
Canadian Government,
1.000%, 09/01/11	CAD	510,000		525,918
1.250%, 12/01/11	CAD	400,000		412,749
3.500%, 06/01/13	CAD	5,964,000		6,361,272
European Bank for Reconstruction & Development, 9.250%, 09/10/12	BRL	2,000,000		1,223,581
European Investment Bank,
5.932%, 04/24/13 (a)[4]	IDR	50,074,770,000		5,097,131
6.953%, 03/10/21[4]	AUD	5,000,000		2,621,495
7.000%, 01/18/12	NZD	5,508,000		4,328,211
11.250%, 02/14/13	BRL	13,490,000		8,489,368
Inter-American Development Bank,
6.000%, 12/15/17	NZD	4,215,000		3,364,027
7.646%, 05/20/13[4]	IDR	45,580,000,000		4,459,328
Series EMTN, 9.909%, 09/23/13[4]	IDR	33,430,000,000		3,170,811
International Bank for Reconstruction & Development, Series GDIF, 1.430%, 03/05/14	SGD	5,800,000		4,620,210
Manitoba, Province of, 6.360%, 09/01/15	NZD	5,450,000		4,402,436
Mexican Government,
8.000%, 12/07/23	MXN	141,360,000		12,063,992
9.000%, 12/20/12	MXN	26,900,000		2,391,146
Series M 10, 7.250%, 12/15/16	MXN	31,000,000		2,635,200
New Zealand Government Bond, Series 413, 6.500%, 04/15/13	NZD	11,870,000		9,594,483
Queensland Treasury Corp., 7.125%, 09/18/17 (a)	NZD	7,500,000		6,141,940
Total Foreign Government and Agency Obligations (cost $79,521,401)				89,200,988
U.S. Government and Agency Obligations - 8.1%
Federal Home Loan Bank Corporation - 0.9%
FHLB, 1.875%, 06/21/13		16,600,000	[2]	16,917,010
FNMA - 2.1%
FHLMC, 1.625%, 04/15/13		16,595,000	[2]	16,848,605
FHLMC, 2.125%, 09/21/12		24,895,000		25,443,661
FHLMC, Gold, 5.000%, 12/01/31		111,807		117,825
Total FNMA				42,410,091

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Federal Home Loan Mortgage Corporation - 2.4%
FNMA, 1.375%, 04/28/11	$33,195,000	$33,227,232
FNMA, 1.875%, 04/20/12	10,325,000	10,484,748
FNMA, 4.000%, 10/01/18	4,094,745	4,286,687
FNMA, 6.000%, 07/01/29	8,908	9,808
Total Federal Home Loan Mortgage Corporation		48,008,475
U.S. Government Obligations- 2.7%
USTB, 3.875%, 11/15/40	41,390,000	39,585,645
USTN, 1.000%, 08/31/11	13,530,000	13,576,516
Total U.S. Government Obligations		53,162,161
Total U.S. Government and Agency Obligations (cost $158,811,951)		160,497,737
Municipal Bonds - 1.5%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[11]	5,035,000	3,339,866
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)	315,000	245,190
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33	2,880,000	2,335,305
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34[11]	3,025,000	2,145,663
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (BHAC Insured)	280,000	208,463
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (NATL-RE Insured)	765,000	528,959
State of California, 4.500%, 10/01/29	2,655,000	2,307,806
State of California, 4.500%, 08/01/27, (AMBAC Insured)	950,000	855,589
State of California, 4.500%, 08/01/30	730,000	628,450
State of California, 4.500%, 08/01/30, (AMBAC Insured)	770,000	662,885
State of California, Variable Purpose Bond, 3.250%, 12/01/27, (NATL-RE Insured)	495,000	368,770
State of California, Variable Purpose Bond, 4.500%, 12/01/33, (AMBAC Insured)	2,330,000	1,963,538
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46[11]	21,620,000	13,597,899
Total Municipal Bonds (cost $39,605,234)		29,188,383
Asset-Backed Securities - 4.2%
Chase Issuance Trust, Series 2007-B1, Class B1, 0.505%, 04/15/19 (04/15/11)[6]	17,040,000	16,401,884
Chrysler Financial Lease Trust, Series 2010-A, Class B, 3.460%, 09/16/13 (a)	7,516,208	7,523,623
CITEC, Series 2008-VT1, Class A3, 6.590%, 12/22/14	2,749,760	2,796,783
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14	8,945,000	9,451,075
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)	12,264,177	12,578,169
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14	6,911,000	7,234,212
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15	4,035,000	4,248,036
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)	17,152,159	17,088,226
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/39 (a)	4,748,223	5,043,246
World Financial Network Credit Card Master Note Trust, Series 2010-A, 6.750%, 04/15/19	1,000,000	1,083,942
Total Asset-Backed Securities (cost $79,275,915)		83,449,196

Managers Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Mortgage-Backed Securities - 1.3%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	$909,346	$915,310
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,325,000	3,144,253
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40[9]	1,704,000	1,770,718
Extended Stay America Trust, Series 2010 ESHA, Class C, 4.860%, 11/05/27 (a)	19,090,000	19,390,753
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 5.818%, 06/15/49[9]	305,000	326,660
Total Mortgage-Backed Securities (cost $23,964,461)		25,547,694

	Shares
Preferred Stocks - 1.1%
Bank of America Corp., 6.375%	20,000	447,800
Bank of America Corp., Series L, 7.250%[10]	7,808	7,893,810
Comcast Corp. Series B, 7.000%,	207,547	5,311,128
Entergy New Orleans, Inc., 4.750%	482	39,102
Entergy New Orleans, Inc., 5.560%	100	9,494
Newell Financial Trust I, 5.250%[10]	90,628	4,338,815
SLM Corp., 6.000%	41,250	869,550
Sovereign Capital Trust IV, 4.375%[10]	34,236	1,523,502
Wisconsin Electric Power Co., 3.600%	3,946	284,975
Total Preferred Stocks (cost $18,122,043)		20,718,176
Short-Term Investments - 9.2%[1]
BNY Institutional Cash Reserves Fund, Series B*[7,12]	1,652,054	1,319,129
BNY Mellon Overnight Government Fund, 0.17%[7]	101,382,000	101,382,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%	80,372,311	80,372,311
Total Short-Term Investments (cost $183,406,365)		183,073,440
Total Investments - 101.5% (cost $1,897,622,265)		2,011,371,800
Other Assets, less Liabilities - (1.5)%		(29,620,323)
Net Assets - 100.0%		$1,981,751,477

Managers Global Bond Fund

Schedule of Portfolio Investments

March 31, 2011 (unaudited)

Security Description	Principal Amount			Value
Corporate Bonds - 31.5%
Financials - 10.3%
AXA SA, 7.125%, 12/15/20	GBP	100,000		$171,541
Bank of America Corp., 4.750%, 05/06/19[9]	EUR	100,000		133,490
BBVA Bancomer SA, 6.500%, 03/10/21 (a)	USD	100,000		98,816
Caterpillar Financial Services Corp., Series MTN, 2.650%, 04/01/16	USD	100,000		99,247
Citigroup, Inc., 5.500%, 02/15/17	USD	85,000		88,300
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)	USD	100,000		108,385
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	USD	100,000		108,243
GMAC, Inc., 6.875%, 08/28/12	USD	45,000		47,250
HSBC Bank PLC, 4.125%, 08/12/20 (a)	USD	100,000		95,695
JPMorgan Chase & Co., 4.400%, 07/22/20	USD	75,000		72,476
KfW Bankengruppe, 2.600%, 06/20/37	JPY	23,000,000		297,909
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)	USD	100,000		98,311
Morgan Stanley, Series EMTN, 5.375%, 11/14/13	GBP	40,000		67,094
Network Rail Infrastructure Finance PLC, Series EMTN, 3.500%, 06/17/13	USD	300,000		315,000
SLM Corp., 5.000%, 10/01/13	USD	150,000		155,264
Volkswagen International Finance, N.V., 2.875%, 04/01/16 (a)	USD	100,000		98,553
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000		69,856
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	140,000		143,267
Zurich Finance USA, Inc.,
Series EMTN, 4.500%, 06/15/25[9]	EUR	100,000		141,200
Series EMTN, 5.750%, 10/02/23[9]	EUR	100,000		146,832
Total Financials				2,556,729
Industrials - 19.1%
Anadarko Petroleum Corp., 6.375%, 09/15/17	USD	45,000		49,531
ArcelorMittal, 5.250%, 08/05/20	USD	100,000	[2]	97,801
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)	USD	125,000		118,388
Avnet, Inc., 5.875%, 06/15/20	USD	60,000		61,340
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	55,000		51,700
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000		173,591
Bell Canada,
6.100%, 03/16/35 (a)	CAD	45,000		46,074
6.550%, 05/01/29 (a)	CAD	10,000		10,927
7.300%, 02/23/32 (a)	CAD	130,000		151,580
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000		154,052
CenturyLink, Inc., Series G, 6.875%, 01/15/28	USD	35,000		35,367
Chesapeake Energy Corp., 6.875%, 11/15/20	USD	55,000	[2]	59,400
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000	[2]	119,888
Corus Entertainment, Inc., 7.250%, 02/10/17 (a)	CAD	130,000		143,141
CSC Holdings Ltd., 8.500%, 04/15/14	USD	100,000		112,125

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
Industrials - 19.1% (continued)
Delta Air Lines, Inc.,
6.821%, 08/10/22	USD	145,205		$149,925
8.021%, 08/10/22	USD	91,875		94,861
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	[2]	195,700
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	250,000		230,000
eAccess, Ltd., 8.250%, 04/01/18 (a)	USD	60,000		60,975
EchoStar DBS Corp., 6.625%, 10/01/14	USD	65,000		68,819
Edcon Proprietary Ltd., 7.395%, 06/15/14 (06/15/11) (a)[6]	EUR	150,000		181,755
Embarq Corp., 7.995%, 06/01/36	USD	75,000		84,555
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	USD	75,000		84,081
6.700%, 06/01/34 (a)	USD	120,000		123,958
7.000%, 10/15/37 (a)	USD	20,000		21,791
Finmeccanica SpA, 4.875, 03/24/25	EUR	100,000		133,901
HCA, Inc.,
6.375%, 01/15/15	USD	35,000		35,700
6.625%, 02/15/16	USD	80,000		81,400
7.580%, 09/15/25	USD	10,000		9,425
7.690%, 06/15/25	USD	15,000		14,288
Hologic, Inc., 2.000%, 12/15/37 (b)	USD	70,000		67,550
Lafarge SA, EMTN, Series 2010, 5.375%, 11/29/18	EUR	50,000		70,181
Motorola, Inc.,
6.500%, 09/01/25	USD	105,000		110,486
6.625%, 11/15/37	USD	120,000		128,760
Nabors Industries, Inc., 6.150%, 02/15/18	USD	75,000		82,114
Nextel Communications, Inc.,
6.875%, 10/31/13	USD	69,000		69,518
7.375%, 08/01/15	USD	65,000		65,244
Noble Group, Ltd., 8.500%, 05/30/13 (a)	USD	100,000		111,750
Odebrecht Drill VIII/IX, Ltd., 6.350%, 06/30/21 (a)	USD	100,000	[2]	105,375
Owens & Minor, Inc., 6.350%, 04/15/16[11]	USD	105,000		107,729
Owens-Brockway Glass Container, Inc., 6.750%, 12/01/14	EUR	50,000		71,923
Qwest Corp., 7.250%, 10/15/35	USD	158,000		160,370
Rowan Companies, Inc., 5.000%, 09/01/17	USD	95,000		98,294
Telecom Italia Capital S.A.,
6.375%, 11/15/33	USD	45,000		42,467
7.200%, 07/18/36	USD	20,000		20,071
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	270,000		266,625
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/21 (a)	USD	60,000		56,925
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)	USD	100,000		106,000
Windstream Corp., 8.125%, 09/01/18	USD	50,000		53,375
Total Industrials				4,750,796

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Utilities - 2.1%
Axtel S.A.B. de C.V.. 9.000%, 09/22/19 (a)	USD	45,000	$43,200
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)	USD	100,000	100,750
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000	67,576
Empresas Publicas de Medellin E.S.P., 8.375%, 02/02/21 (a)	COP	180,000,000	99,373
Iberdrola Finance Ireland, Ltd., 5.000%, 09/11/19 (a)	USD	150,000	145,933
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (a)	USD	30,000	32,475
NRG Energy, Inc., 8.250%, 09/01/20 (a)	USD	45,000	46,800
Total Utilities			536,107
Total Corporate Bonds (cost $7,298,469)			7,843,632
Foreign Government and Agency Obligations - 55.6%
Australian Government Index Linked, Series 2009 25CI, 3.000%, 09/20/25	AUD	180,000	202,199
Banco Nacional de Desenvolvimento Economico e Social, 6.500%, 06/10/19 (a)	USD	100,000	109,000
British Columbia, Series BCUSG-4, 2.850%, 06/15/15	USD	175,000	179,736
Bundesrepublik Deutschland,
3.000%, 07/04/20	EUR	55,000	75,936
3.750%, 07/04/13	EUR	330,000	486,970
4.000%, 01/04/37	EUR	100,000	144,466
Canadian Government, 3.000%, 12/01/15	CAD	550,000	575,732
Denmark Government,
4.000%, 11/15/15	DKK	2,500,000	500,231
Series EMTN, 1.750%, 10/05/15	EUR	55,000	74,766
Eksportfinans ASA, Series GMTN, 1.875%, 04/02/13	USD	170,000	172,403
European Investment Bank,
2.375%, 07/10/20	CHF	165,000	183,069
5.932%, 04/24/13 (a)[4]	IDR	4,605,000,000	468,745
Export-Import Bank of Korea, The, 4.000%, 11/26/15 (a)	PHP	5,000,000	110,484
Finland Government, 3.875%, 09/15/17	EUR	245,000	360,650
Hungary Government, 6.375%, 03/29/21	USD	60,000	60,060
Inter-American Development Bank,
4.750%, 01/10/14	INR	5,800,000	126,470
8.593%, 08/20/15[4]	IDR	750,000,000	59,552
Italian Treasury Bond, 4.000%, 09/01/20	EUR	380,000	510,535
Japan Finance Corporation for Municipal Enterprises,
1.550%, 02/21/12	JPY	49,000,000	595,895
1.900%, 06/22/18	JPY	20,000,000	257,094
Series INTL, 1.350%, 11/26/13	JPY	20,000,000	246,598
Japan Government,
Series 84, 0.700%, 06/20/14	JPY	76,500,000	930,924
Series 299, 1.300%, 03/20/19	JPY	81,000,000	1,001,357
Series 301, 0.200%, 02/15/13	JPY	18,000,000	216,401
Mexican Fixed Rate Bonds, 8.000%, 12/07/23	MXN	3,900,000	332,835

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount			Value
Foreign Government and Agency Obligations - 55.6% (continued)
Netherlands Government Bond, 4.500%, 07/15/17	EUR	454,000		$692,208
New South Wales Treasury Corp., Series 2007 CIB1, 2.750%, 11/20/25	AUD	70,000		76,041
New Zealand Government Bond, Series 413, 6.500%, 04/15/13	NZD	350,000		282,904
Norway Government Bond,
4.250%, 05/19/17	NOK	1,300,000		244,552
4.500%, 05/22/19	NOK	2,570,000		489,374
Ontario, Province of, 2.950%, 02/05/15	USD	245,000		253,168
Peruvian Government, 7.840%, 08/12/20 (a)	PEN	250,000		95,598
Poland Government,
Series 1013, 5.000%, 10/24/13	PLN	700,000		245,651
Series EMTN, 3.000%, 09/23/14	CHF	65,000		71,617
Quebec, Province of,
EMTN, Series 2005, 3.625%, 02/10/15	EUR	200,000		289,172
Series EMTN, 3.375%, 06/20/16	EUR	150,000		213,174
Argentina Government Bond, Series NY, 8.280%, 12/31/33	USD	143,105	[2]	127,578
Saskatchewan, Province of, 7.375%, 07/15/13	USD	225,000		254,729
Singapore Government,
1.625%, 04/01/13	SGD	325,000		263,937
2.250%, 07/01/13	SGD	535,000		442,033
Sweden Government Bond, Series 1046, 5.500%, 10/08/12	SEK	3,520,000		583,664
U.K. Gilt,
4.000%, 09/07/16	GBP	100,000		170,383
4.000%, 03/07/22	GBP	145,000		235,395
4.750%, 03/04/20	GBP	275,000		479,715
5.000%, 03/07/25	GBP	40,000		70,432
5.250%, 06/07/12	GBP	75,000		126,269
Uruguay Government International Bond,
3.700%, 06/26/37	UYU	800,000		55,098
5.000%, 09/14/18	UYU	1,000,000		85,434
Total Foreign Government and Agency Obligations (cost $13,298,119)				13,830,234
U.S. Government Obligations - 5.4%
USTN, 1.375%, 02/15/12	USD	1,100,000		1,110,441
USTN, 2.375%, 02/28/15	USD	220,000		225,364
Total U.S. Government Obligations (cost $1,337,504)				1,335,805
Asset-Backed Securities - 3.8%
Avis Budget Rental Car Funding (AESOP) LLC II, Series 2009 2A, Class A, 5.680%, 02/20/14 (a)	USD	100,000		106,828
COMET, Series 2004-B7, Class B7, 1.502%, 08/17/17 (04/19/11)[6]	EUR	100,000		135,178
Hertz Vehicle Financing LLC, Series 2009 2A, Class A1, 4.260%, 03/25/16 (a)	USD	100,000		104,771
Hyundai Capital Auto Funding, Ltd., Series 2010 8A, Class A, 1.254%, 09/20/16 (04/19/11) (a)[6]	USD	200,000		198,635
MBNA Credit Card Master Note Trust, Series 2005 B3, Class B3, 1.314%, 03/19/18 (04/19/11)[6]	EUR	100,000		131,338
Sierra Receivables Funding Company, Series 2009-3A, Class A1, 7.620%, 07/20/26 (a)	USD	61,867		63,283

Managers Global Bond Fund

Schedule of Portfolio Investments (continued)

Security Description	Principal Amount		Value
Asset-Backed Securities - 3.8% (continued)
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40 (a)	USD	98,577	$98,567
World Financial Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 06/15/15	USD	95,000	98,311
Total Asset-Backed Securities (cost $884,804)			936,911
Mortgage-Backed Securities - 0.5%
Extended Stay America Trust, Series 2010 ESHA, Class D, 5.498%, 11/05/27 (a) (cost $134,999)	USD	135,000	136,544

	Shares
Short-Term Investments - 3.6%[1]
BNY Institutional Cash Reserves Fund, Series B*7, [12]		38,044	30,377
BNY Mellon Overnight Government Fund, 0.17%[7]		660,000	660,000
Dreyfus Cash Management Fund, Institutional Class Shares, 0.11%		211,824	211,824
Total Short-Term Investments (cost $909,868)			902,201
Total Investments - 100.4% (cost $23,863,763)			24,985,327
Other Assets, less Liabilities - (0.4)%			(102,440)
Net Assets - 100.0%			$24,882,887

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At March 31, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Special Equity	$275,129,462	$87,431,206	($2,494,595)	$84,936,611
International Equity	97,919,757	12,307,351	(4,161,626)	8,145,725
Emerging Markets Equity	55,923,965	9,973,306	(1,277,244)	8,696,062
Bond	1,898,054,252	135,348,821	(22,031,273)	113,317,548
Global Bond	23,873,992	1,257,983	(146,648)	1,111,335

*	Non-income-producing security
†	Principal Amount stated in U.S. dollars unless otherwise noted.
#	Rounds to less than 0.0%
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2011, the value of these securities amounted to the following:

Fund	Value	% of Net Assets
International Equity	$505,834	0.5%
Emerging Markets Equity	471,402	0.7%
Bond	325,056,569	16.4%
Global Bond	4,542,634	18.3%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Yield shown for an investment company represents the March 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of March 31, 2011, amounting to:

Fund	Value	% of Net Assets
Special Equity	$15,322,941	1.8%
International Equity	6,639,972	6.6%
Emerging Markets Equity	1,156,978	1.8%
Bond	99,828,815	5.0%
Global Bond	685,447	2.8%

[3]	Yield shown for an investment company represents the March 31, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[4]	Indicates yield to maturity at March 31, 2011.
[5]	Security pledged to cover margin requirements for open futures positions at March 31, 2011.
[6]	Floating Rate Security: The rate listed is as of March 31, 2011. Date in parenthesis represents the security’s next coupon rate reset.
[7]	Collateral received from brokers for securities lending was invested in this short-term investment.
[8]	All or part of security has been segregated for delayed delivery transactions.
[9]	Variable Rate Security: The rate listed is as of March 31, 2011 and is periodically reset subject to terms and conditions set forth in the debenture.
[10]

Convertible Bond: A corporate, usually a junior debenture that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds market value at March 31, 2011, amounted to the following:

Fund	Value	% of Net Assets
Bond	$47,063,564	2.4%
Global Bond	67,550	0.3%

Notes to Schedule of Portfolio Investments (unaudited)

[11]

Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a current sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All securities are valued by an independent pricing agent. Illiquid securities market value at March 31, 2011, amounted to the following:

Fund	Value	% of Net Assets
Bond	$53,039,685	2.7%
Global Bond	107,729	0.4%

[12]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. Until August 2, 2010, each Fund’s position in Series B was being marked to market daily. Effective August 2, 2010, the Trust, on behalf of each applicable Fund, has entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the BNY Institutional Cash Reserves Fund (the “ICRF”), pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active , quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency, exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. As of March 31, 2011, the Funds had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2011:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Special Equity Fund
Investments in Securities
Common Stocks [1]	$333,543,075	—	—	$333,543,075
Short-Term Investments	24,527,155	$1,995,843	—	26,522,998

Total Investments in Securities	$358,070,230	$1,995,843	—	$360,066,073

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
International Equity Fund
Investments in Securities
Common Stocks
Materials	$3,384,331	$8,070,508	—	$11,454,839
Energy	2,972,816	6,837,508	—	9,810,324
Financials	1,795,129	23,116,263	—	24,911,392
Information Technology	1,111,666	4,561,671	—	5,673,337
Telecommunication Services	659,115	4,615,207	—	5,274,322
Consumer Discretionary	572,237	12,099,086	—	12,671,323
Health Care	523,056	5,318,079	—	5,841,135
Consumer Staples	—	6,654,731	—	6,654,731
Industrials	—	10,176,023	—	10,176,023
Utilities	—	2,363,820	—	2,363,820
Other Equities	852,902	6,568	—	859,470
Short-Term Investments	10,291,440	83,326	—	10,374,766

Total Investments in Securities	$22,162,692	$83,902,790	—	$106,065,482

Derivatives[4]
Equity Contracts	$3,729	—	—	$3,729
Foreign Exchange Contracts	—	($26,665)	—	(26,665)

Total Derivatives	$3,729	($26,665)	—	($22,936)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Energy	$2,966,432	$7,877,273	—	$10,843,705
Materials	3,384,263	7,273,113	—	10,657,376
Information Technology	1,369,412	6,575,650	—	7,945,062
Financials	2,744,076	12,446,875	—	15,190,951
Telecommunication Services	974,405	2,018,915	—	2,993,320
Consumer Discretionary	2,329,974	4,298,794	—	6,628,768
Industrials	928,664	2,937,533	—	3,866,197
Consumer Staples	534,489	1,169,741	—	1,704,230
Utilities	271,514	757,619	—	1,029,133
Other Equities	—	716,832	—	716,832
Short-Term Investments	2,956,028	88,425	—	3,044,453

Total Investments in Securities	$18,459,257	$46,160,770	—	$64,620,027

Notes to Schedule of Portfolio Investments (unaudited)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Input Level 3	Total
Bond Fund
Investments in Securities
Corporate Bonds[2]	—	$1,419,696,186	—	$1,419,696,186
Foreign Government Obligations	—	89,200,988	—	89,200,988
U.S. Government and Agency Obligations[3]	—	160,497,737	—	160,497,737
Municipal Bonds	—	29,188,383	—	29,188,383
Asset-Backed Securities	—	83,449,196	—	83,449,196
Mortgage-Backed Securities	—	25,547,694	—	25,547,694
Preferred Stocks	$20,718,176	—	—	20,718,176
Short-Term Investments	181,754,311	1,319,129	—	183,073,440

Total Investments in Securities	$202,472,487	$1,808,899,313	—	$2,011,371,800

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Global Bond Fund
Investments in Securities
Corporate Bonds[2]	—	$7,843,632	—	$7,843,632
Foreign Government Obligations	—	13,830,234	—	13,830,234
U.S. Treasury Notes	—	1,335,805	—	1,335,805
Asset-Backed Securities	—	936,911	—	936,911
Mortgage-Backed Securities	—	136,544	—	136,544
Short-Term Investments	$871,824	30,377	—	902,201

Total Investments in Securities	$871,824	$24,113,503	—	$24,985,327

Derivatives[4]

Foreign Exchange Contracts	—	$13,896	—	$13,896

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.
[2]	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
[3]	All U.S. Government and Agency Obligations held in the Fund are Level 2.
[4]	Derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, are valued at the unrealized appreciation/ depreciation of the instrument.

Futures Contracts

International Equity and Global Bond entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased or sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses. On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the

Notes to Schedule of Portfolio Investments (unaudited)

value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts. International Equity had the following open futures contracts as of March 31, 2011 and the market value of assets pledged to cover margin requirements for the open futures positions at March 31, 2011 amounted to $47,692 and EUR 21,204:

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Loss
DJ Euro Stoxx 50	Euro	5	Long	06/17/11	$3,729

Forward Foreign Currency Contracts

International Equity, Emerging Markets Equity, Bond and Global Bond invest in forward foreign currency exchange contracts to manage currency exposure. These investments may involve greater market risk than the amounts disclosed in the Funds’ financial statements.

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counter party is realized on the date of offset, otherwise gain or loss is realized on settlement date.

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2011, for International Equity Fund, were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
International Equity
Canadian Dollar	Short	5/16/2011	BNYM	$1,928,483	$1,972,207	($43,724)
Japanese Yen	Short	5/16/2011	BNYM	282,033	283,993	(1,960)
Canadian Dollar	Long	5/16/2011	BNYM	685,223	665,502	19,721
Japanese Yen	Long	5/16/2011	BNYM	283,993	284,695	(702)

			Totals:	$3,179,732	$3,206,397	($26,665)

Open forward foreign currency exchange contracts (in U.S. Dollars) at March 31, 2011, for Global Bond Fund, were as follows:

Foreign Currency	Position	Settlement Date	Counterparty	Current Value (Receivable)	Contract Value (Payable)	Unrealized Gain/(Loss)
Global Bond
Canadian Dollar	Short	6/7/2011	CS	$266,361	$267,768	($1,407)
Danish Krone	Short	6/15/2011	BRC	492,096	504,860	(12,764)
New Zealand Dollar	Short	5/27/2011	CS	268,232	273,615	(5,383)
Polish Zloty	Short	6/2/2011	MSC	278,422	283,669	(5,247)
Pound Sterling	Short	6/16/2011	UBS	261,584	261,771	(187)
Euro	Long	6/16/2011	UBS	268,847	261,584	7,263
Malaysian Ringgit	Long	6/20/2011	JPM	279,058	276,909	2,149
New Zealand Dollar	Long	5/27/2011	CS	273,616	265,225	8,391
Polish Zloty	Long	6/2/2011	MSC	283,670	278,064	5,606
South Korean Won	Long	6/13/2011	UBS	780,184	767,172	13,012
South Korean Won	Long	6/13/2011	CS	154,222	151,759	2,463

			Totals:	$3,606,292	$3,592,396	$13,896

Notes to Schedule of Portfolio Investments (unaudited)

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

AGM:	Assured Guaranty Municipal Corp
AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
EMTN:	European Medium Term Note
ESHA:	Extended Stay Hotels America
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Insurance Facility
GMAC:	General Motors Acceptance Corporation
GMTN:	Global Multi-Currency Notes
MBIA:	MBIA Insurance Corp.
MTN:	Medium Term Notes
NATL-RE:	National Public Finance Guarantee Group
NVDR:	Non-Voting Depository Receipt
Reg S:	Regulation S is a series of rules that clarifies the position of the Securities and Exchange Commission (“SEC”) that securities offered and sold outside of the United States do not need to be registered with the SEC.
RSP:	Risparmio shares which are saving shares traded on the Italian Stock Exchange
USTB:	United States Treasury Bonds
USTN:	United States Treasury Notes

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies of par values other than the U.S. dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
CHF:	Swiss Franc
COP:	Colombian Peso
DKK:	Danish Krone
EUR:	euro
GBP:	British Pound
IDR:	Indonesian Rupiah
INR:	Indian Rupee
JPY:	Japanese Yen
ISK:	Iceland Krona
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PEN:	Peruvian Nuevo Sol
PHP:	Philippine Peso
PLN:	Polish Zloty
SGD:	Singapore Dollar
SEK:	Swedish Krona
THB:	Thailand Baht
UYU:	Uruguayan Peso

Counterparty Abbreviations:

BNYM:	Bank of New York Mellon
BRC:	Barclays Bank
CS:	Credit Suisse
JPM:	JPMorgan Chase
MSC:	Morgan Stanley
UBS:	UBS Securities

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 25, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 25, 2011